Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption issued	16,000,000	16,000,000	16,000,000
Ordinary shares,subject to possible redemption shares outstanding	16,000,000	16,000,000	16,000,000
Ordinary shares, subject to possible redemption, par value (in Dollars per share)	$ 10	$ 10	$ 10
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, Non-redeemable, shares issued	4,450,000	4,450,000	4,450,000
Ordinary shares, Non-redeemable, shares outstanding	4,450,000	4,450,000	4,450,000